General and Administration	12 Months Ended
Dec. 31, 2021
General And Administration [Abstract]
GENERAL AND ADMINISTRATION

14. GENERAL AND ADMINISTRATION

The components of general and administrative expenses were as follows:

	Year ended
	December 31, 2021	December 31, 2020
Salaries and benefits	$14,309	$13,354
Office and administration	5,024	3,319
Professional fees	6,227	6,985
Share based compensation	11,451	1,652
Rent	1,082	1,700
Other(a)	305	1,809
Total	$38,398	$28,819

(a)      The Company reclassified $1,009 research and development (“R&D”) expenses, reported in previous period in other general & administrative expense to R&D expense, as presented on the Consolidated Statements of Operations, to conform to the current period presentation.